Offerings	Sep. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	First and Refunding Mortgage Bonds, ______% Series Due 2035
Maximum Aggregate Offering Price	$ 524,007,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 80,225.59
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	First and Refunding Mortgage Bonds, ______% Series Due 2035
Maximum Aggregate Offering Price	$ 524,994,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 80,376.62